USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, May contracts	4	$107,974	Apr-26	$11,985	0.4%
ICE Canola Futures RS, May contracts	14	137,764	May-26	12,436	0.4%
LME Nickel Futures LN, June contracts	1	103,033	Jun-26	(517)	(0.0	)%(b)
LME Zinc Futures LX, June contracts	1	83,695	Jun-26	(2,621)	(0.1)%
SGX IODEX IO Futures, June contracts	7	69,230	Jun-26	3,969	0.1%
ICE ECX EMISSION Futures MO, December contracts	2	205,727	Dec-26	(37,348)	(1.3)%
	29	707,423		(12,096)	(0.5)%
United States Contracts(a)
ICE Sugar #11 Futures SB, May contracts	4	61,421	Apr-26	8,109	0.3%
ICE Cotton Futures CT, May contracts	1	31,520	May-26	3,480	0.1%
ICE Cocoa Futures CC, May contracts	1	42,860	May-26	(9,860)	(0.3)%
CBOT Corn Futures C, May contracts	12	263,250	May-26	11,400	0.4%
CBOT Rough Rice Futures RR, May contracts	6	138,310	May-26	(1,810)	(0.0)%
CBOT Soybean Futures S, May contracts	3	169,313	May-26	6,338	0.2	%(b)
CBOT Wheat Future W, May contracts	4	107,800	May-26	15,450	0.5%
ICE Coffee Futures KC, May contracts	1	108,487	May-26	3,394	0.1%
COMEX Copper Futures HG, May contracts	1	148,512	May-26	(8,163)	(0.3)%
COMEX Micro Silver Futures SI, May contracts	1	77,772	May-26	(2,853)	(0.1)%
COMEX Aluminum Futures AL, June contracts	3	229,894	Jun-26	24,338	0.8%
COMEX Cobalt Fastmarket Futures CV, June contracts	3	171,960	Jun-26	(3,439)	(0.1)%
COMEX Lithium Carbonate CIF CJK Fastmarket Futures LJ, June contracts	3	57,240	Jun-26	4,560	0.2%
COMEX Lithium LiOH Futures LF, June contracts	12	222,960	Jun-26	25,440	0.9%
NYMEX Chicago Ethanol S Futures CU, June contracts	1	71,400	Jun-26	11,865	0.4%
ICE PJM TQRECC I ZQ, July contracts	28	76,222	Jul-26	(5,242)	(0.2)%
California Carbon Allowance Vintage Futures, December contracts	3	97,320	Dec-26	(10,710)	(0.4)%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts(a) (continued)
ICE Biodiesel D4 RIN Futures RI, December contracts	1	$53,250	Dec-26	$36,705	1.3%
ICE CA Low Carbon Fuel Futures ZR, December contracts	6	37,450	Dec-26	(250)	(0.0	)%(b)
	94	2,166,941		108,752	3.8%
Total Open Commodity Futures Contracts(c)	123	$2,874,364		$96,656	3.3%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 3.66%, 6/02/2026	$1,750,000	$1,739,240	59.5%
(Cost $1,739,240)		$1,739,240	59.5%
Total Investments
(Cost $1,739,240)		$1,739,240	59.5%
Other Assets in Excess of Liabilities		1,183,112	40.5%
Total Net Assets		$2,922,352	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Collateral amounted to $– on open Commodity Futures Contracts.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 is as follows:

Value at 3/31/2026	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Long-Term Capital Gains Distributions	Number of Shares at 3/31/26	Market Value at 3/31/26
Exchange-Traded Fund — –%
USCF Sustainable Battery Metals Strategy Fund
$786,990	$—	$(967,321)	$(162,370)	$342,701	$1,478	$—	—	$—

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	100.0%
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Government	59.5%
Commodity Derivatives	3.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.